Schedule of short-term loans Promissory note (Details) (Paranthetical) - Promissory Note [Member] - USD ($)		12 Months Ended
	Feb. 15, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Line of Credit Facility [Line Items]
Convertible promissory note		$ 60,000	$ 60,000
Kaufaman & Canoles, P.C. (KC) [Member]
Line of Credit Facility [Line Items]
Interest Rate	15.00%	0.00%
Convertible promissory note		$ 170,000	$ 170,000
Kaufaman & Canoles, P.C. (KC) [Member] | Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Convertible promissory note		$ 100,000